Summary Of Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Payables and Accruals [Abstract]
Lease retirement obligation	$ 21	$ 20	$ 20
Sale-lease back deferred gain	33	34	35
Pension liability	82	84	79
TRA obligation	177
Other	24	28	36
Other long-term liabilities	$ 337	$ 166	$ 170